INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Incomes Taxes [Abstract]
Summary of Deferred Tax Assets
The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	December 31, 2019	December 31, 2018
Deductible temporary differences
Canada	$7,006	$8,844
Ghana	49,869	31,509
	$56,875	$40,353

Tax losses
Canada	$60,195	$50,718
U.S.	138	175
Ghana	305,261	287,545
	$365,594	$338,438

Total unrecognized deferred tax assets
Canada	$67,201	$59,562
U.S.	138	175
Ghana	355,130	319,054
	$422,469	$378,791
Our net deferred tax (liabilities)/assets at December 31, 2019 and 2018 include the following components:

	December 31, 2019	December 31, 2018
Deferred tax assets
Tax losses carried forward	$—	$10,322
Deductible temporary differences relating to provisions	4,672	5,995
Deferred tax liabilities
Mine property costs	25,226	15,723
Net deferred tax (liabilities)/assets	$(20,554)	$594

Income Tax Recovery
The income tax expense includes the following components:

	For the years ended December 31,
	2019	2018
Current tax expense
Current tax on net earnings	$6,291	$—
Deferred tax expense
Originating and reversal of temporary differences in the current year	21,148	12,350
Income tax expense	$27,439	$12,350

Schedule of Expected Income Tax on Net Loss
A reconciliation of expected income tax on net loss before minority interest at statutory rates with the actual income tax expense is as follows:

	For the years ended December 31,
	2019	2018
Net loss before tax	$(50,534)	$(11,721)
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	$(13,392)	$(3,106)

Foreign tax rates	(21,367)	(15,562)
Other	—	132
Non taxable/deductible items	1,914	(676)
Change in unrecognized deferred tax assets due to exchange rates	(2,424)	3,427
Change in unrecognized deferred tax assets due to impairment	19,867	—
Change in unrecognized deferred tax assets	42,841	28,135
Deferred income tax expense	$27,439	$12,350

Schedule Of Tax Pool And Loss Carryover Expiration
 At December 31, 2019, the Company had a tax pool and loss carryovers expiring as follows:

	Canada	Ghana	Other
2020	$—	$63,099	$—
2021	—	12,822	—
2022	—	—	—
2023	—	80,486	—
2024	—	130,324	—
2026	8,519	—	—
2027	12,918	—	—
2028	11,659	—	—
2029	17,679	—	—
2030	15,802	—	—
2031	29,646	—	—
2032	14,351	—	—
2033	6,177	—	174
2034	—	—	364
2035	8,450	—	1
2036	13,777	—	120
2037	15,565	—	—
2038	27,439	—	—
2039	24,997	—	—
Indefinite	40,347	585,443	—
Total	$247,326	$872,174	$659